Net investment income/(expense) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains (losses) on financial instruments [abstract]
Net gains/(losses) from financial assets mandatorily at fair value	£ 133	£ 19	£ (116)
Net gains/(losses) from disposal of debt instruments at fair value through other comprehensive income	102	(68)	248
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	(9)	(66)	22
Net losses on other investments	(114)	(208)	(234)
Net investment income/(expense)	£ 112	£ (323)	£ (80)